IFRS 7 - Disclosure - Market Risk - Summary of Amortized Cost and Fair Values of Non-trading Equities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity-accounted investments in associates	$ 71	$ 57
Amortized cost [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity securities designated at FVOCI	576	533
Equity-accounted investments in associates	71	57
Total	647	590
Financial assets at fair value [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity securities designated at FVOCI	585	602
Equity-accounted investments in associates	93	85
Total	$ 678	$ 687